Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOT
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2016
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Virtus International Wealth Masters Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus International Wealth Masters Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 201 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 105 of the fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund seeks to track the performance of the Horizon Kinetics International Wealth Index (Ticker: INWTR), a public index maintained by Horizon Kinetics LLC, the parent company of the fund’s subadviser, and published by International Securities Exchange, LLC. The index is composed of non-U.S., exchange-listed companies managed by executives who have accumulated a substantial amount of their personal wealth through the companies that they manage. The issuers have market capitalizations, at time of addition to the index, in excess of $200 million. The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The manner in which the index is constructed is likely to result in the fund’s assets generally being focused in one or more market sectors. For example, companies eligible for inclusion in the index based upon the first requirement of having an individual with significant wealth in a control position, are often companies in the consumer discretionary sector; therefore, it would not be unusual for the fund’s assets to be similarly focused in the consumer discretionary sector.
The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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  Correlation to Index  The risk that the performance of the fund and its index may vary somewhat due to factors such as fund flows, transaction costs, whether the fund obtains every security in its index, complexities of investing in foreign markets and timing differences associated with additions to and deletions from its index.
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.
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  Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund focuses its assets in a particular market sector, the fund is more vulnerable to conditions that negatively affect such market sector as compared to a fund that does not focus holdings in such securities.
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  Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compares to those of two broad-based securities market indexes. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compares to those of two broad-based securities market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did. Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q1/2015:	5.33%	Worst Quarter:	Q3/2015:	-8.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/15)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The MSCI EAFE® Index (net) is calculated on a total return basis with net dividends reinvested. The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus International Wealth Masters Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIWAX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Servicing (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.29%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[1]
1 Year	rr_ExpenseExampleYear01	$ 724
3 Years	rr_ExpenseExampleYear03	1,481
5 Years	rr_ExpenseExampleYear05	2,256
10 Years	rr_ExpenseExampleYear10	4,274
1 Year	rr_ExpenseExampleNoRedemptionYear01	724
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,481
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,256
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,274
2015	rr_AnnualReturn2015	1.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.55%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014
Virtus International Wealth Masters Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIWCX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Servicing (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.59%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.29%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 333
3 Years	rr_ExpenseExampleYear03	1,180
5 Years	rr_ExpenseExampleYear05	2,134
10 Years	rr_ExpenseExampleYear10	4,555
1 Year	rr_ExpenseExampleNoRedemptionYear01	233
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,180
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,134
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,555
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014
Virtus International Wealth Masters Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VWIIX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Servicing (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.59%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.29%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	888
5 Years	rr_ExpenseExampleYear05	1,664
10 Years	rr_ExpenseExampleYear10	3,703
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	888
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,664
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,703
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014
Virtus International Wealth Masters Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014
Virtus International Wealth Masters Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014
Virtus International Wealth Masters Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014
Virtus International Wealth Masters Fund | MSCI EAFE®Index (net)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® (net) (reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014

[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.55% for Class A Shares, 2.30% for Class C Shares and 1.30% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.